Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2024
Subsidiaries
Schedule of Group's subsidiaries

	Principal location of the	2024	2023
Name of company	company’s activity	%	%
Nano Dimension Technologies Ltd.	Israel	100%	100%
Nano Dimension USA Inc.	USA	100%	100%
Nano Dimension (HK) Limited	Asia-Pacific	100%	100%
Nano Dimension GmbH	Germany	100%	100%
J.A.M.E.S GmbH	Germany	50%	50%
Essemtec AG	Switzerland	100%	100%
Nano Dimension Swiss GmbH	Switzerland	100%	100%
Global Inkjet Systems Ltd. (B)	UK	100%	100%
Formatec Holding B.V. (B)	Netherlands	100%	100%